Consolidated net cash/(debt) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Net Debt [Abstract]
Analysis of changes in consolidated net cash/(debt)
	Financing liabilities (b)		Other assets
	Borrowings (including finance leases) excluding	Debt-related derivatives (included in Other financial assets/	Cash/	Other	Net
	overdrafts (a)	liabilities)	overdrafts (b)	investments (c)	(debt)/cash
Year ended 31 December 2018	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net cash/(debt)
Opening balance	(15,173)	(177)	10,547	958	(3,845)
Foreign exchange adjustment	126	(64)	151	-	213
Cash movements excluding exchange movements	2,246	51	191	1,557	4,045
Other non-cash movements	50	(98)	(117)	7	(158)
Closing balance	(12,751)	(288)	10,772	2,522	255

	Financing liabilities (b)		Other assets
	Borrowings (including finance leases) excluding	Debt-related derivatives (included in Other financial assets/	Cash/	Other	Net
	overdrafts (a)	liabilities)	overdrafts (b)	investments (c)	debt
Year ended 31 December 2017	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net debt
Opening balance	(17,618)	(408)	8,189	250	(9,587)
Foreign exchange adjustment	(303)	245	(12)	-	(70)
Cash movements excluding exchange movements	2,777	7	2,370	705	5,859
Other non-cash movements	(29)	(21)	-	3	(47)
Closing balance	(15,173)	(177)	10,547	958	(3,845)

(a)

Borrowings (including finance leases) at 31 December 2018 differ from total borrowings on the balance sheet as they exclude overdrafts of US$1 million (31 December 2017: US$3 million), other current financial liabilities of US$761 million (31 December 2017: US$352 million) and other non-current financial liabilities US$407 million (31 December 2017: US$524 million).

(b)

Closing cash/overdrafts at 31 December 2018 differ from cash and cash equivalents on the balance sheet as they include overdrafts of US$1 million which have been classified as a financial liability (31 December 2017: US$3 million). Other non-cash movements represents the reclassification of cash and cash equivalents in disposal groups to assets held for sale.

(c)	Other investments comprise US$2,522 million (2017: US$958 million) of highly liquid financial assets held in managed investment funds classified as held for trading.